Basis of preparation	9 Months Ended
Sep. 30, 2019
Basis Of Presentation [Abstract]
Basis of preparation
Basis of preparation
These unaudited condensed consolidated interim financial statements for the three and nine months ended September 30, 2019 have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, as issued by the IASB and as adopted by the European Union. They do not include all the information required for a complete set of IFRS financial statements. The financial information consolidates the Company and the subsidiaries it controls and includes selected notes to explain events and transactions that are significant to an understanding of the changes in Nomad’s financial position and performance since the last annual consolidated financial statements. Therefore the unaudited condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended December 31, 2018, which have been prepared in accordance with International Financial Reporting Standards as issued by the IASB and as adopted by the European Union (“IFRS”).
These unaudited condensed consolidated interim financial statements were authorized for issue by the Company’s Board of Directors on November 5, 2019.
On January 1, 2019, the Company adopted IFRS 16 Leases. which sets out the principles for the recognition, measurement, presentation and disclosure of leases and replaces IAS 17 ‘Leases’. The standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. The Standard also contains enhanced disclosure requirements for lessees.
Impact of adoption of IFRS 16
The Company has applied the modified retrospective approach allowed by IFRS 16 and so comparative figures have not been restated. All right-of-use assets have been measured at the amount of the lease liability on adoption (adjusted for any prepaid or accrued lease expenses). The Company has also elected to apply the practical expedients in IFRS 16 for short-term leases and leases for which the underlying asset is of low value. The weighted-average incremental borrowing rate for lease liabilities initially recognized as of January 1, 2019 was 2.9%, with the exception of the Bjuv lease which is discussed below.
As a result of the adoption of this standard, the Company has capitalized eligible operating leases under the classification right-of-use assets within property, plant & equipment. The total amount capitalized on transition is €83.9 million. The discounted present value of lease payments has also been recognized as a lease payable of €120.8 million.
As a consequence of transition, the onerous lease recognized in relation to a factory and cold store in Bjuv, Sweden as presented in Note 13 of €66.9 million has been released as an adjustment to equity attributable to the parent. The value of the right-of-use-asset recognized in relation to this lease has been subject to an impairment review on transition so that the value of the asset recognized is €35.6 million less than the lease payable. The net effect of these two adjustments of €31.3 million has been recognized as an increase in equity attributable to the parent.
As all lease payments have become financing cash flows, the Company has seen a reduction in operating cash outflows, with a corresponding increase in financing cash outflows, based on leases in place as of the transition date.
Within the Statement of Profit or Loss, a straight-line depreciation expense on the right-of-use-asset over the life of the lease and a front-loaded interest expense on the lease payable has replaced the operating lease expense. The actual impact of IFRS 16 on our profits depends not only on the lease agreements in effect at the time of adoption but also on new lease agreements entered into or terminated in 2019. The profit before tax for the three and nine months ended September 30, 2019 has been negatively impacted by approximately €1.0 million and €2.6 million respectively as a result of adopting the new rules. Adjusted EBITDA for the three and nine months ended September 30, 2019 has increased by approximately €4.5 million and €13.2 million respectively as the operating lease expenses were previously included within Adjusted EBITDA, but the depreciation on the right-of-use-asset for the three and nine months ended September 30, 2019 of €4.0 million and €12.0 million respectively as well as the interest on the lease liability are excluded.
Summary of adjustments to the Statement of Financial Position arising from application of IFRS 16 as of January 1, 2019:

	Opening balance as reported	Transition adjustments	Opening balance IFRS 16
	€m	€m	€m
Property, plant and equipment	348.8	83.9	432.7
Current loans and borrowings	(21.4)	(20.4)	(41.8)
Non-current loans and borrowings	(1,742.9)	(100.4)	(1,843.3)
Current provisions	(44.3)	3.6	(40.7)
Non-current provisions	(69.4)	63.3	(6.1)
Trade and other payables	—	1.3	1.3
Accumulated deficit reserve	167.9	(31.3)	136.6

Reconciliation from operating lease commitments to lease liability

On adoption of IFRS 16, the group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of 1 January 2019.

€m
Operating lease commitments disclosed as at December 31, 2018	181.6
Discounted using the incremental borrowing rate at January 1, 2019	(54.9)
Less: short-term and low value leases recognized on a straight-line basis as expense	(2.0)
Less: contracts assessed as service agreements	(8.1)
Add: adjustments as a result of a different treatment of extension and termination options	4.2
Lease liability as at January 1, 2019	120.8

New accounting policy for leased assets applied from January 1, 2019, following the adoption of IFRS 16
As a result of the adoption of IFRS 16, the Company has changed its accounting policy for leases. The new policy is described below. Until the 2018 financial year, leases of property, plant and equipment where the Company, as a lessee, has substantially all the risks and rewards of ownership were classified as finance leases and all others as operating leases.
The Company leases various properties, equipment and cars. On inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Where a contract contains a lease component, the Group has elected not to separate non-lease components and account for the lease and non-lease component as a single lease component.
Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is classified within property, plant and equipment and is depreciated over the shorter of the asset's useful life or the lease term on a straight-line basis.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities are presented within loans and borrowings and include the net present value of expected lease payments, including those from extension options if the Company reasonably expects to exercise them. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Company’s incremental borrowing rate. Right-of-use assets are measured at cost comprising the amount of the lease liability, adjusted for payments made or received before the commencement date, initial direct costs and restoration costs.
Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets primarily comprise IT equipment and small items of office furniture.
Other changes
Other than the changes required by IFRS 16 Leases, the accounting policies used by management in preparing these condensed consolidated financial statements were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2018, except taxes on income. These are accrued based on management's estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the period. It also reflects the tax impact of exceptional items accounted for in the period.
The Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing the consolidated interim financial statements.